Series I shares | Invesco V.I. Global Health Care Fund
Fund Summary - Invesco V.I. Global Health Care Fund - Series I shares
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Series I shares Invesco V.I. Global Health Care Fund Class: Series I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Series I shares Invesco V.I. Global Health Care Fund Class: Series I shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.37%
Total Annual Fund Operating Expenses	[1]	1.12%
[1]	The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Series I shares Invesco V.I. Global Health Care Fund Class: Series I shares	114	356	617	1,363

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies and governments engaged primarily in the health care-related industry.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests primarily in equity securities issued by small, mid and large cap companies.

The Fund uses the following criteria to determine whether an issuer is engaged in health care-related industries if (1) at least 50% of its gross income or its net sales are derived from activities in the health care industry; (2) at least 50% of its assets are devoted to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio managers determine that its primary business is within the health care industry. Such issuers include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, issuers that sell medical products, and issuers that own or operate health care facilities). The Fund may invest in debt securities issued by health care industry issuers, or in equity and debt securities of other issuers the portfolio managers believe will benefit from developments in the health care industry.

The Fund can invest in derivative instruments, including forward foreign currency contracts. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund may invest up to 20% of its total assets in issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles.

As of December 31, 2011, the principal countries in which the Fund was invested were the United States, Switzerland, Ireland, Germany and Israel.

In selecting securities for the Fund, the portfolio managers use a research-oriented “bottom-up” investment approach, focusing on issuer fundamentals in an effort to uncover future growth prospects which are not yet appreciated by the market.

In analyzing specific industries, the portfolio managers ordinarily look for above-average growth and demand; below-average reimbursement risk; and high barriers to entry.

In analyzing specific issuers, the portfolio managers ordinarily look for leading issuers with defensible franchises; issuers in the midst of a solid 18-24 month outlook; value-added and/or niche-oriented products and/or services; potential to expand margins and improve profitability; superior earnings-per-share growth; strong balance sheet and moderate financial leverage; a capable management team and potential for downside risks are also considerations.

Security selection is then further refined by valuation analysis.

The portfolio managers will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; or (3) if more compelling opportunities exist.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Health Care Sector Risk. The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Advisers, Inc. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Best Quarter (ended June 30, 2009): 13.88% Worst Quarter (ended December 31, 2008): -18.84%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Series I shares Invesco V.I. Global Health Care Fund	1 Year	5 Years	10 Years	Inception Date
Series I shares:	3.95%	2.21%	2.80%	May 21, 1997
MSCI World Index	(5.54%)	(2.37%)	3.62%
MSCI World Health Care Index	9.46%	1.69%	3.13%
Lipper VUF Health/Biotechnology Funds Category Average	7.48%	3.72%	4.10%